TAXES ON INCOME, NET (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Operating loss carryforward	$ 92,885	$ 91,704
Research and development	12,109	12,083
Accrued social benefits and other	3,072	3,123
Lease liabilities	312	444
Property and equipment	2	2
Deferred tax asset before valuation allowance	108,380	107,356
Valuation allowance	(108,073)	(106,941)
Deferred tax asset after valuation allowance	307	415
Deferred tax liabilities:
Right of use assets	(307)	(415)
Deferred tax liabilities	(307)	(415)
Net deferred tax assets	$ 0	$ 0